Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 3 | Multiples
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase/decrease in multiples or expected volatility	0.05
Level 3 | Expected Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Increase/decrease in multiples or expected volatility	0.05
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt investments maturity	1 year	1 year